Work in Progress, Net (Details) - Schedule of work in progress grouped by the main projects - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Work in Progress, Net (Details) - Schedule of work in progress grouped by the main projects [Line Items]
Billed work in progress	S/ 309,063	S/ 186,433
Vial y Vives - DSD S.A. - Modernization and expansion of Arauco Plant [Member]
Work in Progress, Net (Details) - Schedule of work in progress grouped by the main projects [Line Items]
Billed work in progress	139,025	24,224
Vial y Vives - DSD S.A. - Quebrada Blanca Project [Member]
Work in Progress, Net (Details) - Schedule of work in progress grouped by the main projects [Line Items]
Billed work in progress	64,777	73,337
Cumbra Peru S.A. - Concentrator Plant and tunnel of Quellaveco [Member]
Work in Progress, Net (Details) - Schedule of work in progress grouped by the main projects [Line Items]
Billed work in progress	82,253	68,701
Cumbra Peru S.A. - Jorge Chavez Airport [Member]
Work in Progress, Net (Details) - Schedule of work in progress grouped by the main projects [Line Items]
Billed work in progress	16,602
Cumbra Peru S.A. - Talara Refinery [Member]
Work in Progress, Net (Details) - Schedule of work in progress grouped by the main projects [Line Items]
Billed work in progress		15,468
Others [Member]
Work in Progress, Net (Details) - Schedule of work in progress grouped by the main projects [Line Items]
Billed work in progress	S/ 6,406	S/ 4,703